Financial Instruments and Financial Risk Management	9 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments and Financial Risk Management

10. FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

The following table presents the fair values and fair value hierarchy of the Company’s financial instruments that are carried at fair value on a recurring basis in the consolidated statements of financial position:

			Fair value
(In thousands of Euros)	Level	Measurement	June 30, 2024	September 30, 2023
Derivative assets			34,494	31,708
Derivative assets not designated as hedging instruments	2	FVtPL	34,494	28,795
Derivative assets designated as hedging instruments	2	FVtOCI	-	2,913
Derivative liabilities	2	FVtPL	5,275	6,925

Changes in fair value of derivative assets and liabilities are recognized within the consolidated statements of profit or loss except for changes in the fair value of derivative financial instruments designated as hedging instruments which are recognized within other comprehensive income.

During the three months ended June 30, 2024, the interest cap associated with the existing Euro-denominated Term Loan no longer qualified for hedge accounting and was terminated with the signing of the new Term Loans and new revolving credit facility. As such, the Company reclassified the cash flow hedge reserve of a cumulative loss of €0.3 million reflected in the accumulated other comprehensive income (loss) in equity through profit (loss).

For details on the new financing, please refer to Note 11 - Loans and Borrowings.

The Company does not carry any further financial instruments at fair value either on a recurring or non-recurring basis. The derivative assets and liabilities are reflected in the statements of financial position within other assets, other current assets and other financial liabilities.

The following table presents the fair value and fair value hierarchy of the Company’s loans and borrowings carried at amortized cost:

(In thousands of Euros)	Level	Nominal value	Carrying value	Fair value
June 30, 2024
Term Loan (EUR)	2	375,000	379,272	380,182
Term Loan (USD)	2	307,180	311,717	312,476
Vendor Loan	2	208,305	209,826	207,862
Senior Notes	2	428,500	441,546	434,132

September 30, 2023
Term Loan (EUR)	2	375,000	368,701	348,426
Term Loan (USD)	2	781,315	730,855	694,889
Vendor Loan	2	299,560	305,048	235,687
Senior Notes	2	428,500	448,434	373,682

There were no transfers between levels during any reporting period.

There were also no changes in the Company’s valuation processes, valuation techniques and types of inputs used in the fair value measurements during the reporting period.

Financial risk management

Birkenstock has exposure to credit risk, liquidity risk and market risk. The interim condensed consolidated financial statements do not include all financial risk information and disclosures required in the annual financial statements and should be read in conjunction with Birkenstock’s annual financial statements for the fiscal year ended September 30, 2023.

Capital management

The Board of Directors of the Company monitors the Company’s capital management on a regular basis. The Company continually assesses the adequacy of the Company’s capital structure and capacity and adjusts within the context of the Company’s strategy, economic conditions, and risk characteristics of the business.